Convertible loans (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of key inputs used for valuation	Key inputs for the valuations as of December 31, 2020 and April 24, 2020 were as follows:

	As of
	December 31, 2020	April 24, 2020
Exercise price, in USD	24.70	22.10
Forced conversion price, in USD	67.93	60.78
Share price in USD	32.01	17.00
Risk-free interest rate	0.3%	0.4%
Expected volatility	90%	82%
Expected term	52 months	61 months
Dividend yield	—	—
Recovery rate	5%	5%
Implied bond yield	13.3%	21.0%
Key inputs for the valuation as of December 31, 2020 were as follows:

As of
December 31, 2020
Exercise price, in USD	28.50
Forced conversion price, in USD	78.38
Share price in USD	32.01
Risk-free interest rate	0.3%
Expected volatility	90%
Expected term	5 months
Dividend yield	—
Recovery rate	5%
Implied bond yield	7.4%

Schedule of borrowings
On the basis of the valuation of the conversion option derivative as of April 24, 2020, the USD 65.0 million amount of the first tranche of convertible loans was accounted for on inception as follows:

in KUSD	Embedded derivative	Residual loan	Total
Gross proceeds	27,797	37,203	65,000
Less: transaction costs	(1,571)	(2,102)	(3,673)
Net	26,226	35,101	61,327